Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Reinsurance Recoverable, Allowance for Credit Loss
The following table presents the transition rollforward for reinsurance recoverables:

	Individual	Life	Institutional
(in millions)	Retirement	Insurance	Markets	Total
Pre-adoption, December 31, 2020 for Reinsurance assets - other, net of allowance for credit losses and disputes(a)	$309	$2,370	$43	$2,722
Reclassification of Cost of Reinsurance(b)	—	416	—	416
Reclassification to Market risk benefits	(35)	—	—	(35)
Change in cash flow assumptions and effect of net premiums exceeding gross premiums	—	(52)	—	(52)
Change due to the current upper-medium grade discount rate	—	99	5	104
Post-adoption January 1, 2021 for Reinsurance assets - other, net of allowance for credit losses and disputes	$274	$2,833	$48	$3,155
(a) Excludes $(15) million of Reinsurance assets - other, net of allowance for credit losses and disputes in Other Operations.
(b) Cost of reinsurance is reported in Other liabilities in the Condensed Consolidated Balance sheets.

Corporate and
(in millions)	Other
Pre-adoption, December 31, 2020 for Reinsurance assets - Fortitude Re, net of allowance for credit losses and disputes	$29,158
Change in cash flow assumptions and effect of net premiums exceeding gross premiums	55
Change due to the current upper-medium grade discount rate	7,611
Post-adoption January 1, 2021 for Reinsurance assets - Fortitude Re, net of allowance for credit losses and disputes	$36,824
The remeasurement of the reinsurance recoverable using the current upper-medium grade discount rate is offset in AOCI.
The following table presents a rollforward of the reinsurance recoverable allowance:

	Years Ended December 31,
(in millions)	2022	2021
Balance, beginning of year	$101	$83
Current period provision for expected credit losses and disputes	8	18
Write-offs charged against the allowance for credit losses and disputes	—	—
Other changes	(25)	—
Balance, end of year	$84	$101

Summary of Assets Supporting Funds Withheld Arrangements
There is a diverse pool of assets supporting the funds withheld arrangements with Fortitude Re. The following summarizes the composition of the pool of assets:

	December 31, 2022		December 31, 2021
(in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value	Corresponding Accounting Policy
Fixed maturity securities - available for sale	$16,339	$16,339	$27,180	$27,180	Fair value through other comprehensive income
Fixed maturity securities - fair value option	3,485	3,485	1,593	1,593	Fair value through net investment income
Commercial mortgage loans	3,490	3,241	3,179	3,383	Amortized cost
Real estate investments	133	348	201	395	Amortized cost
Private equity funds/hedge funds	1,893	1,893	1,606	1,606	Fair value through net investment income
Policy loans	355	355	380	380	Amortized cost
Short-term Investments	69	69	50	50	Fair value through net investment income
Funds withheld investment assets	25,764	25,730	34,189	34,587
Derivative assets, net(a)	90	90	81	81	Fair value through realized gains (losses)
Other(b)	731	731	476	476	Amortized cost
Total	$26,585	$26,551	$34,746	$35,144
(a)    The derivative assets and liabilities have been presented net of cash collateral. The derivative assets supporting the Fortitude Re funds withheld arrangements had a fair market value of $189 million and $387 million as of December 31, 2022 and December 31, 2021, respectively. These derivative assets and liabilities are fully collateralized either by cash or securities.
(b)    Primarily comprised of Cash and Accrued investment income.

Summary of The Impact of Funds Withheld Arrangements
The impact of the funds withheld arrangements with Fortitude Re was as follows:

	Years Ended December 31,
(in millions)	2022	2021	2020
Net investment income - Fortitude Re funds withheld assets	$891	$1,775	$1,427
Net realized gains (losses) on Fortitude Re funds withheld assets:
Net realized gains (losses) Fortitude Re funds withheld assets	(397)	924	1,002
Net realized gains (losses) Fortitude Re funds withheld embedded derivatives	6,347	(687)	(3,978)
Net realized gains (losses) on Fortitude Re funds withheld assets	5,950	237	(2,976)
Income (loss) before income tax benefit (expense)	6,841	2,012	(1,549)
Income tax benefit (expense)*	(1,437)	(423)	325
Net income (loss)	5,404	1,589	(1,224)
Change in unrealized appreciation (depreciation) of the invested assets supporting the Fortitude Re modco arrangement classified as available for sale*	(5,064)	(1,488)	1,165
Comprehensive income (loss)	$340	$101	$(59)
* The income tax expense (benefit) and the tax impact in accumulated other comprehensive income was computed using Corebridge’s U.S. statutory tax rate of 21%.